Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Net income	$ 5,119	$ 1,829	$ 5,705
Other comp. income (loss) net of tax:
Gain (loss) on retiree health, net	32	0	123
Unrealized investment losses, net	(9)	0	0
Tax reform gain on retiree health	32	0	0
Comprehensive income	$ 5,110	$ 1,829	$ 5,828